CUSTOMER DEPOSITS - Effective Interest Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Colombia, Pesos | Bottom of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.05%
Colombia, Pesos | Bottom of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Colombia, Pesos | Bottom of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.05%
Colombia, Pesos | Top of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	13.20%	3.69%
Colombia, Pesos | Top of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	17.20%	6.03%
Colombia, Pesos | Top of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	19.54%	10.15%
Foreign currency [member] | Bottom of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.02%	0.01%
Foreign currency [member] | Bottom of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Foreign currency [member] | Bottom of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.15%	0.01%
Foreign currency [member] | Top of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	4.40%	5.50%
Foreign currency [member] | Top of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	4.00%	8.00%
Foreign currency [member] | Top of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	8.05%	10.35%